Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of PPE as at December 31 were as follows.

	2022		2021
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	31	5-80	32
Gas	18-95	39	18-95	38
Transmission
Electric	20-90	41	20-90	42
Gas	10-85	35	10-85	35
Generation	5-95	22	5-95	23
Other	3-80	11	3-70	13

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2022
Distribution
Electric	13,650	(3,715)	9,935
Gas	6,396	(1,626)	4,770
Transmission
Electric	19,056	(4,074)	14,982
Gas	2,600	(800)	1,800
Generation	7,173	(2,679)	4,494
Other	4,803	(1,610)	3,193
Assets under construction	2,094	—	2,094
Land	395	—	395
	56,167	(14,504)	41,663

2021
Distribution
Electric	12,321	(3,359)	8,962
Gas	5,838	(1,504)	4,334
Transmission
Electric	17,104	(3,610)	13,494
Gas	2,453	(756)	1,697
Generation	7,014	(2,691)	4,323
Other	4,362	(1,454)	2,908
Assets under construction	1,759	—	1,759
Land	339	—	339
	51,190	(13,374)	37,816

Schedule of Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2022		2021
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-15	5	3-15	4
Land, transmission and water rights	34-90	54	34-90	55
Other	10-100	11	10-100	11

		Accumulated	Net Book
($ millions)	Cost	Amortization	Value
2022
Computer software	985	(497)	488
Land, transmission and water rights	1,064	(171)	893
Other	135	(78)	57
Assets under construction	110	—	110
	2,294	(746)	1,548

2021
Computer software	952	(518)	434
Land, transmission and water rights	941	(154)	787
Other	113	(69)	44
Assets under construction	78	—	78
	2,084	(741)	1,343